Property, Equipment and Software - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 1,740,000	$ 1,961,000	$ 7,215,000	$ 6,246,000
Consideration Received		0	0	0
Gain on Nonmonetary Transaction	1,600,000		1,600,000	1,600,000
Equipment and Software
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 400,000	$ 400,000	$ 1,500,000	$ 1,600,000